Other disclosures - Credit Risk - Movement in impairment allowance on loans and advances at amortised cost (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		£ 2,674	£ 510
ECL [member] | Loan commitments and financial guarantee contracts [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		331
ECL [member] | Other financial assets subject to impairment [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions	[1]	149
Financial assets at amortised cost [member] | Loans and advances [member]
Loans and advances at amortised cost
Write-offs		(643)	£ (627)
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		11,334
Business activity in the year		410
Net re-measurement and movement due to exposure and risk parameter changes		401
Final repayments		(447)
Disposals		0
Write-offs	[2]	(7)
Ending balance		11,691
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		36,120
Business activity in the year		2,487
Net re-measurement and movement due to exposure and risk parameter changes		(3,028)
Final repayments		(1,629)
Transfer to Barclays Group	[1]	(2,321)
Disposals	[3]	(1,747)
Write-offs	[2]	(556)
Ending balance		29,326
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		97,878
Business activity in the year		23,479
Net re-measurement and movement due to exposure and risk parameter changes		15,614
Final repayments		(22,139)
Disposals		(9)
Write-offs	[2]	(80)
Ending balance		114,743
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs		2,577
Recoveries and reimbursements		(280)
Exchange and other adjustments	[4]	(103)
Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		348
Business activity in the year		0
Net re-measurement and movement due to exposure and risk parameter changes		77
Final repayments		(2)
Disposals	[3]	0
Write-offs	[2]	(7)
Ending balance		416
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs		75
Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		2,617
Business activity in the year		35
Net re-measurement and movement due to exposure and risk parameter changes		1,392
Final repayments		(26)
Transfer to Barclays Group	[1]	(82)
Disposals	[3]	(73)
Write-offs	[2]	(556)
Ending balance		3,307
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs		1,319
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		731
Business activity in the year		243
Net re-measurement and movement due to exposure and risk parameter changes		1,009
Final repayments		(69)
Disposals	[3]	0
Write-offs	[2]	(80)
Ending balance		1,834
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs		1,183
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		9,604
Business activity in the year		410
Net re-measurement and movement due to exposure and risk parameter changes		334
Final repayments		(351)
Disposals		0
Write-offs	[2]	0
Ending balance		9,670
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(394)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		114
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(64)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		17
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		29,541
Business activity in the year		2,416
Net re-measurement and movement due to exposure and risk parameter changes		(3,447)
Final repayments		(1,472)
Transfer to Barclays Group	[1]	(2,182)
Disposals	[3]	(1,493)
Write-offs	[2]	0
Ending balance		20,659
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(3,520)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		948
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(153)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		21
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		89,200
Business activity in the year		19,309
Net re-measurement and movement due to exposure and risk parameter changes		10,474
Final repayments		(20,273)
Disposals		0
Write-offs	[2]	0
Ending balance		75,699
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(24,051)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		1,589
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(688)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		139
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		16
Business activity in the year		0
Net re-measurement and movement due to exposure and risk parameter changes		(6)
Final repayments		0
Disposals	[3]	0
Write-offs	[2]	0
Ending balance		12
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(1)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		3
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		362
Business activity in the year		23
Net re-measurement and movement due to exposure and risk parameter changes		55
Final repayments		(10)
Transfer to Barclays Group	[1]	(16)
Disposals	[3]	(8)
Write-offs	[2]	0
Ending balance		456
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(78)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		134
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(10)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		4
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		114
Business activity in the year		19
Net re-measurement and movement due to exposure and risk parameter changes		136
Final repayments		(18)
Disposals	[3]	0
Write-offs	[2]	0
Ending balance		206
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(55)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		12
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(2)
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		674
Business activity in the year		0
Net re-measurement and movement due to exposure and risk parameter changes		28
Final repayments		(67)
Disposals		0
Write-offs	[2]	0
Ending balance		879
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		394
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(114)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(67)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		31
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		4,450
Business activity in the year		66
Net re-measurement and movement due to exposure and risk parameter changes		259
Final repayments		(94)
Transfer to Barclays Group	[1]	(92)
Disposals	[3]	(183)
Write-offs	[2]	0
Ending balance		6,631
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		3,520
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(948)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(397)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		50
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		7,515
Business activity in the year		4,128
Net re-measurement and movement due to exposure and risk parameter changes		4,791
Final repayments		(1,606)
Disposals		(9)
Write-offs	[2]	0
Ending balance		36,883
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		24,051
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(1,589)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(507)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		109
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		40
Business activity in the year		0
Net re-measurement and movement due to exposure and risk parameter changes		22
Final repayments		(1)
Disposals	[3]	0
Write-offs	[2]	0
Ending balance		54
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		1
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(3)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(6)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		1
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		784
Business activity in the year		11
Net re-measurement and movement due to exposure and risk parameter changes		824
Final repayments		(12)
Transfer to Barclays Group	[1]	(25)
Disposals	[3]	(20)
Write-offs	[2]	0
Ending balance		1,340
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		78
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(134)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(171)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		5
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		234
Business activity in the year		212
Net re-measurement and movement due to exposure and risk parameter changes		334
Final repayments		(15)
Disposals	[3]	0
Write-offs	[2]	0
Ending balance		770
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		55
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(12)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(39)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		1
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		1,056
Business activity in the year		0
Net re-measurement and movement due to exposure and risk parameter changes		39
Final repayments		(29)
Disposals		0
Write-offs	[2]	(7)
Ending balance		1,142
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		131
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(48)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		2,129
Business activity in the year		5
Net re-measurement and movement due to exposure and risk parameter changes		160
Final repayments		(63)
Transfer to Barclays Group	[1]	(47)
Disposals	[3]	(71)
Write-offs	[2]	(556)
Ending balance		2,036
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		550
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(71)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		1,163
Business activity in the year		42
Net re-measurement and movement due to exposure and risk parameter changes		349
Final repayments		(260)
Disposals		0
Write-offs	[2]	(80)
Ending balance		2,161
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		1,195
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(248)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		292
Business activity in the year		0
Net re-measurement and movement due to exposure and risk parameter changes		61
Final repayments		(1)
Disposals	[3]	0
Write-offs	[2]	(7)
Ending balance		350
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		6
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(1)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		1,471
Business activity in the year		1
Net re-measurement and movement due to exposure and risk parameter changes		513
Final repayments		(4)
Transfer to Barclays Group	[1]	(41)
Disposals	[3]	(45)
Write-offs	[2]	(556)
Ending balance		1,511
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		181
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(9)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		383
Business activity in the year		12
Net re-measurement and movement due to exposure and risk parameter changes		539
Final repayments		(36)
Disposals	[3]	0
Write-offs	[2]	(80)
Ending balance		858
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		41
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		£ (1)

[1]

Other financial assets subject to impairment excluded in the table s above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £187.1 bn (De cember 201 9 : £1 25.5 bn) and impairment allow ance of £168m (December 2019: £22 m). This comprises £ 33m ECL (December 2019: £10m) on £181.7 bn Stage 1 assets (December 201 9 : £1 24.7bn), £20 m (December 201 9: £2m) on £5.3 bn Stage 2 fair value through other compreh ensive income assets, cash collateral and settle ment assets (December 2019: £0.8bn) and £115 m (Dece mber 2019: £10m) on £115 m Stage 3 other assets (December 201 9: £10m)

[2]

In H1 2020 , gross write-offs amounted to £ 643 m ( H1 201 9 : £ 627 m) and post write-off recoveries amounted to £ 1 m ( H1 2019 : £ 47 m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £ 642m ( H1 201 9 : £ 580 m).

[3]

3 Transfe rs to Barclays Group reported within Credit cards, unsecured loans and other retail lending portfolio includes the transfer of the Barclays Partner Finance retail portfolio to Barclays Principal Investments Limited during the period

[4]

Recoveries and reimbursements includes a net gain in relation to reimbursements from guarantee contracts held with third parties of £ 279 m and post write off recoveries of £ 1 m.

4 Includes foreign exchange and interest and fees in suspense